SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENTED DISCLOSURE INFORMATION
Schedule of revenue by geographic segmentation
Revenue

Years ended December 31,	2020		2019
Canada	$63,233	19%	$58,952	22%
United States	161,165	47%	108,065	39%
Austria	65,716	19%	63,724	23%
Germany	26,924	8%	26,455	10%
Netherlands	16,694	5%	10,250	4%
Other Europe	6,467	2%	6,232	2%
	$340,199	100%	$273,678	100%

Schedule of investment properties by geographic segmentation
Investment properties

As at December 31,	2020		2019
Canada	$1,106,850	19%	$979,290	22%
United States	2,882,549	49%	2,014,489	45%
Austria	821,260	14%	806,355	18%
Germany	428,504	7%	389,077	9%
Netherlands	550,946	10%	196,701	4%
Other Europe	65,474	1%	71,987	2%
	$5,855,583	100%	$4,457,899	100%